Geographic areas (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Disaggregation of revenue
The following table presents a summary of revenue by geography for the three and nine month periods ended September 30, 2022 and 2021:

	Three months ended September 30,
	2022	2021
United States	$951	$784
Japan	293	304
Germany	237	70
Other	214	149

Total revenue	$1,695	$1,307

	Nine months ended September 30,
	2022	2021
United States	$2,461	$2,100
Japan	1,008	1,197
Germany	757	197
Other	552	359

Total revenue	$4,778	$3,853

Long-lived assets by geographic area
The following table sets forth the long-lived assets, consisting of property and plant, net, and operating lease right-of-use
assets, by geographic area as of September 30, 2022 and December 31, 2021 as follows (in thousands):

	September 30,	December 31,
	2022	2021
Canada	$10,106	$11,251
United States	497	576

Total long-lived assets	$10,603	$11,827

Significant customers
The tables below present the significant customers on a percentage of total revenue basis for the three and nine month periods ended September 30, 2022 and 2021.

	Three months ended September 30,
	2022	2021
Customer A	15%	15%
Customer B	11%	11%
Customer C	10%	—%

	Nine months ended September 30,
	2022	2021
Customer A	13%	13%
Customer B	13%	12%

D-Wave Systems Inc. [Member]
Schedule of Investments [Line Items]
Disaggregation of revenue
The following table presents a summary of revenue by geography for the years ended December 31, 2021 and 2020:

	For the years ended December 31,
	2021	2020
United States	$3,425	$3,119
Japan	1,614	1,630
Germany	741	155
Other	499	256

Total revenue	$6,279	$5,160

Long-lived assets by geographic area

	December 31,
	2021	2020
Canada	$11,251	$4,984
United States	576	858

Total long-lived assets	$11,827	$5,842

Significant customers
The Company had significant customers during the year ended December 31, 2021 and 2020. A significant customer is defined as one that makes up ten percent or more of total revenues in a particular year or ten percent of outstanding accounts receivable balance as of the year end.

	December 31,
	2021	2020
Customer A	15%	22%
Customer B	13%	17%
Customer C	12%	10%